Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6.	Goodwill and Intangible Assets

Goodwill and intangible assets at March 31, 2021 were based on the purchase price allocation pursuant to the Transaction, which was based on a valuation performed to determine the fair value of the acquired assets as of the acquisition date. Goodwill recorded in APW Acquisition was $80,509 and no changes in the carrying amount of goodwill were recognized in the three months ended March 31, 2021.

Intangible assets subject to amortization consisted of the following:

	March 31, 2021	December 31, 2020
In-place lease intangible asset
Gross carrying amount	$7,779	$7,092
Less accumulated amortization:	(1,486)	(1,212)

Intangible assets, net	$6,293	$5,880

Amortization expense was $309 and $158 for the three months ended March 31, 2021 and the period from February 10 to March 31, 2020 (Successor), respectively, and $77 for the period from January 1 to February 9, 2020 (Predecessor).

As of March 31, 2021, the intangible asset amortization expense to be recognized for each of the succeeding five years was as follows:

Remainder of 2021	$868
2022	895
2023	749
2024	628
2025	527
Thereafter	2,626

$6,293

6.	Goodwill and Intangible Assets

Goodwill and intangible assets at December 31, 2020 (Successor) were based on the purchase price allocation pursuant to the Transaction, which was based on a valuation performed to determine the fair value of the acquired assets as of the acquisition date.

The changes in the carrying amount of goodwill for the period from February 10, 2020 to December 31, 2020 (Successor), is summarized as follows:

Balance as of February 10, 2020	$—
Addition—APW Acquisition	80,509

Goodwill as of December 31, 2020 (Successor)	$80,509

Intangible assets subject to amortization consisted of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
In-place lease intangible asset
Gross carrying amount	$7,092	$5,073
Less accumulated amortization:	(1,212)	(2,225)

Intangible assets, net	$5,880	$2,848

Amortization expense was $1,163 for the period from February 10 to December 31, 2020 (Successor), $77 for the period from January 1 to February 9, 2020 (Predecessor) and $532 for the year ended December 31, 2019 (Predecessor).

As of December 31, 2020 (Successor), the intangible asset amortization expense to be recognized for each of the succeeding five years was as follows:

2021	$1,087
2022	805
2023	671
2024	564
2025	466
Thereafter	2,287

$5,880